Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,455,750,000.00
Previously Paid Amount	0.00
Total Fee Amount	201,039.08
Total Offset Amount	0.00
Net Fee	201,039.08
Narrative - Max Aggregate Offering Price	$ 1,455,750,000.00
Final Prospectus	true